Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC
Entity Central Index Key	0001276070
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class A
Trading Symbol	CSUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.22%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 11.21% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 9.53%, and the MSCI World Index - net,[2] which returned 18.67%.

Stock selection in gas distribution contributed to relative performance versus the Linked Index,[1] led by an overweight position in U.S.-based NiSource. Investors reacted positively to its increased five-year capital expenditure plan and the potential for increased power demand from data centers being built in their Indiana service area. Stock selection in railways also contributed to relative performance, partly due to a lack of exposure to Rumo, which struggled given rising interest rates and the challenging macro environment in Brazil. Also beneficial was the timing of our allocations in two Canada-based railroads that lagged due to negative earnings revisions. Stock selection in marine ports further aided relative returns. An overweight position in Santos Brasil benefited from a shortage in container terminal capacity in Latin America and the announced sale of the company in September.

An overweight allocation and stock selection in communications detracted from relative performance. The sector performed poorly amid elevated interest rates; an overweight position in Crown Castle International was additionally hampered by news the company would receive a lower-than-expected price for the sale of its fiber and small cell businesses. Stock selection in airports also detracted, led by an overweight position in Mexico-based Grupo Aeropirtuario del Sureste, which slipped on skittishness about the potential imposition of more restrictive business reforms following the country's presidential election. An out-of-index allocation to environmental services further hindered relative performance. Shares of Cleanaway Waste Management fell amid a weak Australian market and as investors were skeptical about the company's planned acquisition of a competitor and margin improvement plan.

Top contributors	Top detractors
Gas Distribution	Communications
Railways	Airports
Marine Ports	Environmental Services

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge[3]	6.21%	3.29%	5.13%
Without sales charge	11.21%	4.25%	5.61%
Linked Index[1]	9.53%	3.25%	5.61%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI World Index - net[2]	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 811,692,284
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 5,504,203
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$811,692,284
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	110%
Net advisory fees paid	$5,504,203

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.7%
American Tower Corp.	3.6%
PG&E Corp.	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Duke Energy Corp.	3.5%
Williams Cos., Inc.	3.3%
CSX Corp.	3.1%
Public Service Enterprise Group, Inc.	3.0%

Sector diversification[4,6]	(%)
Electric	43.9%
Midstream	14.5%
Railways	10.6%
Gas Distribution	6.8%
Communications	6.4%
Airports	6.3%
Marine Ports	4.8%
Environmental Services	2.9%
Toll Roads	2.6%
Other (includes short-term investments)	1.2%

Country diversification[4,6]	(%)
United States	58.1%
Canada	11.6%
Japan	3.0%
Australia	2.9%
United Kingdom	2.7%
Brazil	2.3%
Spain	2.3%
Mexico	2.3%
Thailand	1.9%
Other (includes short-term investments)	12.9%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.7%
American Tower Corp.	3.6%
PG&E Corp.	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Duke Energy Corp.	3.5%
Williams Cos., Inc.	3.3%
CSX Corp.	3.1%
Public Service Enterprise Group, Inc.	3.0%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class C
Trading Symbol	CSUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.87%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.54% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 9.53%, and the MSCI World Index - net,[2] which returned 18.67%.

Stock selection in gas distribution contributed to relative performance versus the Linked Index,[1] led by an overweight position in U.S.-based NiSource. Investors reacted positively to its increased five-year capital expenditure plan and the potential for increased power demand from data centers being built in their Indiana service area. Stock selection in railways also contributed to relative performance, partly due to a lack of exposure to Rumo, which struggled given rising interest rates and the challenging macro environment in Brazil. Also beneficial was the timing of our allocations in two Canada-based railroads that lagged due to negative earnings revisions. Stock selection in marine ports further aided relative returns. An overweight position in Santos Brasil benefited from a shortage in container terminal capacity in Latin America and the announced sale of the company in September.

An overweight allocation and stock selection in communications detracted from relative performance. The sector performed poorly amid elevated interest rates; an overweight position in Crown Castle International was additionally hampered by news the company would receive a lower-than-expected price for the sale of its fiber and small cell businesses. Stock selection in airports also detracted, led by an overweight position in Mexico-based Grupo Aeropirtuario del Sureste, which slipped on skittishness about the potential imposition of more restrictive business reforms following the country's presidential election. An out-of-index allocation to environmental services further hindered relative performance. Shares of Cleanaway Waste Management fell amid a weak Australian market and as investors were skeptical about the company's planned acquisition of a competitor and margin improvement plan.

Top contributors	Top detractors
Gas Distribution	Communications
Railways	Airports
Marine Ports	Environmental Services

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge	9.54%[3]	3.57%	4.93%
Without sales charge	10.54%	3.57%	4.93%
Linked Index[1]	9.53%	3.25%	5.61%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI World Index - net[2]	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 811,692,284
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 5,504,203
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$811,692,284
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	110%
Net advisory fees paid	$5,504,203

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.7%
American Tower Corp.	3.6%
PG&E Corp.	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Duke Energy Corp.	3.5%
Williams Cos., Inc.	3.3%
CSX Corp.	3.1%
Public Service Enterprise Group, Inc.	3.0%

Sector diversification[4,6]	(%)
Electric	43.9%
Midstream	14.5%
Railways	10.6%
Gas Distribution	6.8%
Communications	6.4%
Airports	6.3%
Marine Ports	4.8%
Environmental Services	2.9%
Toll Roads	2.6%
Other (includes short-term investments)	1.2%

Country diversification[4,6]	(%)
United States	58.1%
Canada	11.6%
Japan	3.0%
Australia	2.9%
United Kingdom	2.7%
Brazil	2.3%
Spain	2.3%
Mexico	2.3%
Thailand	1.9%
Other (includes short-term investments)	12.9%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.7%
American Tower Corp.	3.6%
PG&E Corp.	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Duke Energy Corp.	3.5%
Williams Cos., Inc.	3.3%
CSX Corp.	3.1%
Public Service Enterprise Group, Inc.	3.0%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class I
Trading Symbol	CSUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 11.66% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 9.53%, and the MSCI World Index - net,[2] which returned 18.67%.

Stock selection in gas distribution contributed to relative performance versus the Linked Index,[1] led by an overweight position in U.S.-based NiSource. Investors reacted positively to its increased five-year capital expenditure plan and the potential for increased power demand from data centers being built in their Indiana service area. Stock selection in railways also contributed to relative performance, partly due to a lack of exposure to Rumo, which struggled given rising interest rates and the challenging macro environment in Brazil. Also beneficial was the timing of our allocations in two Canada-based railroads that lagged due to negative earnings revisions. Stock selection in marine ports further aided relative returns.

An overweight position in Santos Brasil benefited from a shortage in container terminal capacity in Latin America and the announced sale of the company in September.An overweight allocation and stock selection in communications detracted from relative performance. The sector performed poorly amid elevated interest rates; an overweight position in Crown Castle International was additionally hampered by news the company would receive a lower-than-expected price for the sale of its fiber and small cell businesses. Stock selection in airports also detracted, led by an overweight position in Mexico-based Grupo Aeropirtuario del Sureste, which slipped on skittishness about the potential imposition of more restrictive business reforms following the country's presidential election. An out-of-index allocation to environmental services further hindered relative performance. Shares of Cleanaway Waste Management fell amid a weak Australian market and as investors were skeptical about the company's planned acquisition of a competitor and margin improvement plan.

Top contributors	Top detractors
Gas Distribution	Communications
Railways	Airports
Marine Ports	Environmental Services

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class I3	11.66%	4.62%	5.97%
Linked Index[1]	9.53%	3.25%	5.61%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI World Index - net[2]	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 811,692,284
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 5,504,203
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$811,692,284
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	110%
Net advisory fees paid	$5,504,203

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.7%
American Tower Corp.	3.6%
PG&E Corp.	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Duke Energy Corp.	3.5%
Williams Cos., Inc.	3.3%
CSX Corp.	3.1%
Public Service Enterprise Group, Inc.	3.0%

Sector diversification[4,6]	(%)
Electric	43.9%
Midstream	14.5%
Railways	10.6%
Gas Distribution	6.8%
Communications	6.4%
Airports	6.3%
Marine Ports	4.8%
Environmental Services	2.9%
Toll Roads	2.6%
Other (includes short-term investments)	1.2%

Country diversification[4,6]	(%)
United States	58.1%
Canada	11.6%
Japan	3.0%
Australia	2.9%
United Kingdom	2.7%
Brazil	2.3%
Spain	2.3%
Mexico	2.3%
Thailand	1.9%
Other (includes short-term investments)	12.9%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.7%
American Tower Corp.	3.6%
PG&E Corp.	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Duke Energy Corp.	3.5%
Williams Cos., Inc.	3.3%
CSX Corp.	3.1%
Public Service Enterprise Group, Inc.	3.0%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class R
Trading Symbol	CSURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$145	1.37%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 11.06% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 9.53%, and the MSCI World Index - net,[2] which returned 18.67%.

Stock selection in gas distribution contributed to relative performance versus the Linked Index,[1] led by an overweight position in U.S.-based NiSource. Investors reacted positively to its increased five-year capital expenditure plan and the potential for increased power demand from data centers being built in their Indiana service area. Stock selection in railways also contributed to relative performance, partly due to a lack of exposure to Rumo, which struggled given rising interest rates and the challenging macro environment in Brazil. Also beneficial was the timing of our allocations in two Canada-based railroads that lagged due to negative earnings revisions. Stock selection in marine ports further aided relative returns.

An overweight position in Santos Brasil benefited from a shortage in container terminal capacity in Latin America and the announced sale of the company in September.An overweight allocation and stock selection in communications detracted from relative performance. The sector performed poorly amid elevated interest rates; an overweight position in Crown Castle International was additionally hampered by news the company would receive a lower-than-expected price for the sale of its fiber and small cell businesses. Stock selection in airports also detracted, led by an overweight position in Mexico-based Grupo Aeropirtuario del Sureste, which slipped on skittishness about the potential imposition of more restrictive business reforms following the country's presidential election. An out-of-index allocation to environmental services further hindered relative performance. Shares of Cleanaway Waste Management fell amid a weak Australian market and as investors were skeptical about the company's planned acquisition of a competitor and margin improvement plan.

Top contributors	Top detractors
Gas Distribution	Communications
Railways	Airports
Marine Ports	Environmental Services

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class R3	11.06%	4.09%	5.45%
Linked Index[1]	9.53%	3.25%	5.61%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI World Index - net[2]	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 811,692,284
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 5,504,203
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$811,692,284
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	110%
Net advisory fees paid	$5,504,203

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.7%
American Tower Corp.	3.6%
PG&E Corp.	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Duke Energy Corp.	3.5%
Williams Cos., Inc.	3.3%
CSX Corp.	3.1%
Public Service Enterprise Group, Inc.	3.0%

Sector diversification[4,6]	(%)
Electric	43.9%
Midstream	14.5%
Railways	10.6%
Gas Distribution	6.8%
Communications	6.4%
Airports	6.3%
Marine Ports	4.8%
Environmental Services	2.9%
Toll Roads	2.6%
Other (includes short-term investments)	1.2%

Country diversification[4,6]	(%)
United States	58.1%
Canada	11.6%
Japan	3.0%
Australia	2.9%
United Kingdom	2.7%
Brazil	2.3%
Spain	2.3%
Mexico	2.3%
Thailand	1.9%
Other (includes short-term investments)	12.9%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.7%
American Tower Corp.	3.6%
PG&E Corp.	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Duke Energy Corp.	3.5%
Williams Cos., Inc.	3.3%
CSX Corp.	3.1%
Public Service Enterprise Group, Inc.	3.0%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class Z
Trading Symbol	CSUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 11.60% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 9.53%, and the MSCI World Index - net,[2] which returned 18.67%.

Stock selection in gas distribution contributed to relative performance versus the Linked Index,[1] led by an overweight position in U.S.-based NiSource. Investors reacted positively to its increased five-year capital expenditure plan and the potential for increased power demand from data centers being built in their Indiana service area. Stock selection in railways also contributed to relative performance, partly due to a lack of exposure to Rumo, which struggled given rising interest rates and the challenging macro environment in Brazil. Also beneficial was the timing of our allocations in two Canada-based railroads that lagged due to negative earnings revisions. Stock selection in marine ports further aided relative returns.

An overweight position in Santos Brasil benefited from a shortage in container terminal capacity in Latin America and the announced sale of the company in September.An overweight allocation and stock selection in communications detracted from relative performance. The sector performed poorly amid elevated interest rates; an overweight position in Crown Castle International was additionally hampered by news the company would receive a lower-than-expected price for the sale of its fiber and small cell businesses. Stock selection in airports also detracted, led by an overweight position in Mexico-based Grupo Aeropirtuario del Sureste, which slipped on skittishness about the potential imposition of more restrictive business reforms following the country's presidential election. An out-of-index allocation to environmental services further hindered relative performance. Shares of Cleanaway Waste Management fell amid a weak Australian market and as investors were skeptical about the company's planned acquisition of a competitor and margin improvement plan.

Top contributors	Top detractors
Gas Distribution	Communications
Railways	Airports
Marine Ports	Environmental Services

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class Z3	11.60%	4.61%	5.98%
Linked Index[1]	9.53%	3.25%	5.61%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI World Index - net[2]	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 811,692,284
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 5,504,203
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$811,692,284
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	110%
Net advisory fees paid	$5,504,203

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.7%
American Tower Corp.	3.6%
PG&E Corp.	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Duke Energy Corp.	3.5%
Williams Cos., Inc.	3.3%
CSX Corp.	3.1%
Public Service Enterprise Group, Inc.	3.0%

Sector diversification[4,6]	(%)
Electric	43.9%
Midstream	14.5%
Railways	10.6%
Gas Distribution	6.8%
Communications	6.4%
Airports	6.3%
Marine Ports	4.8%
Environmental Services	2.9%
Toll Roads	2.6%
Other (includes short-term investments)	1.2%

Country diversification[4,6]	(%)
United States	58.1%
Canada	11.6%
Japan	3.0%
Australia	2.9%
United Kingdom	2.7%
Brazil	2.3%
Spain	2.3%
Mexico	2.3%
Thailand	1.9%
Other (includes short-term investments)	12.9%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.7%
American Tower Corp.	3.6%
PG&E Corp.	3.6%
NiSource, Inc.	3.5%
Union Pacific Corp.	3.5%
Duke Energy Corp.	3.5%
Williams Cos., Inc.	3.3%
CSX Corp.	3.1%
Public Service Enterprise Group, Inc.	3.0%